August 11, 2025

Division of Investment Management

U.S. Securities and Exchange Commissionvia electronic filing 100 F Street, N.E.

Washington, DC 20549

RE: Vanguard World Fund (the “Trust”)

File Nos. 2-17620; 811-01027

To whom it may concern:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, we hereby file preliminary proxy materials for the Trust on behalf of its series Vanguard Health Care Index Fund and Vanguard Financials Index Fund (the “Funds”). The preliminary proxy materials include a combined proxy statement and form of proxy card. We expect to begin distributing proxy materials to shareholders on or about August 27, 2025. Shareholders will be asked to vote to approve reclassifying the Funds from diversified, as defined by the Investment Company Act of 1940, to non-diversified, and eliminating the related fundamental diversification policy.

If you have any questions or comments concerning this filing, please contact me at jane_hongshissler@vanguard.com or 610-669-3192.

Sincerely,

Jane Hong Shissler

Associate General Counsel

The Vanguard Group, Inc.

Enclosures

cc:Lisa N. Larkin, Esq.

U.S. Securities and Exchange Commission